Government grants (Tables)	12 Months Ended
Dec. 31, 2021
Government grants
Government Grants
	For the years ended December 31,
	2021	2020	2019
CEWS	$226,607	$292,161	$-
CERS	188,983	58,526	-
NRC IRAP	50,000	-	-
Government grants recognized	465,590	350,687	-